EQUITY (Tables)	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Share Capital

Subscribed and paid-in capital is R$21,438,374 (R$21,438,220 at December 31, 2014), represented by the following no-par value shares:

	Number of shares (in thousands)
	2015	2014
Total capital in shares
Common shares	668,034	286,155
Preferred shares	157,727	572,317

Total	825,761	858,472

Treasury shares
Common shares	148,282	8,425
Preferred shares	1,812	7,281

Total	150,094	15,706

Outstanding shares
Common shares	519,752	277,730
Preferred shares	155,915	565,036

Total outstanding shares	675,667	842,766

Treasury shares

The treasury shares position corresponding to items (i), (ii) and (iii) referred to above, not taking into consideration item (iv) because this refers to a reclassification derived from cross-shareholdings, is as follows:

	Common shares (*)	Amount	Preferred shares (*)	Amount
Balance in 2013	84,251	880,378	72,808	1,224,146
Reverse share split	(75,826)		(65,527)
Balance in 2014	8,425	880,378	7,281	1,224,146
Share exchange	47,435	1,054,513	94,870	2,109,026
Share conversion	92,422	3,274,047	(100,339)	(3,274,047)
Balance in 2015	148,282	5,208,938	1,812	59,125

(*)	Number of shares in thousands

Historical cost in purchase of treasury shares (R$ per share)	2015	2014
Weighted average	13.40	13.40

Minimum	3.79	3.79

Maximum	15.25	15.25